PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

	December 31,
	2022	2021
Cost
Buildings	$6,186,373	$6,312,791
Furniture, fixtures and equipment	1,112,670	1,077,769
Leasehold improvements	1,080,737	1,165,452
Plant and gaming machinery	246,255	267,838
Transportation	190,843	218,017
Construction in progress	1,464,866	1,020,551
Freehold land	56,533	59,809

Sub-total	10,338,277	10,122,227
Less: accumulated depreciation and amortization	(4,467,372)	(4,211,543)

Property and equipment, net	$5,870,905	$5,910,684

Reversion Asset Usage Rights

The Reversion Assets that reverted to the Macau government on
December
31, 2022, and included in the above table, consisted of the following:

Buildings	$349,129
Furniture, fixtures and equipment	39,008
Plant and gaming machinery	109,901

498,038
Less: accumulated depreciation	(276,581)

$221,457